FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Mar. 31, 2022
SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES

	Within 1 year	1-5 years	Over 5 years	Total
	USD	USD	USD	USD
At 31 March 2022
Other payables and accruals	6,491,477	-	-	6,491,477
Amount due to an associate	900,000	-	-	900,000
Lease liabilities	1,153,762	4,171,642	259,276	5,584,680
Amount due to related parties	7,828	-	-	7,828
Client liabilities	42,071,538	-	-	42,071,538
Convertible loans	-	3,180,000	-	3,180,000
Warrant liability	4,005	-	-	4,005
	50,628,610	7,351,642	259,276	58,239,528

At 31 March 2021
Other payables and accruals	6,250,102	-	-	6,250,102
Amount due to an associate	900,000	-	-	900,000
Lease liabilities	764,103	139,470	-	903,573
Amount due to related parties	203,460	-	-	203,460
Client liabilities	27,021,925	-	-	27,021,925
Amount due to directors	6,785	-	-	6,785
Warrant liability	5,197,201	-	-	5,197,201
	40,343,576	139,470	-	40,483,046

SCHEDULE OF FAIR VALUES MEASUREMENTS

Fair value measurements using:
At 31 March 2022	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD
Recurring fair value
Financial assets at FVTPL	48,399	-	2,262,599	2,310,998
Warrant liability	-	-	4,005	4,005
Digital assets	1,054,649	-	-	1,054,649
USDC	1,983,767	-	-	1,983,767
	3,086,815	-	2,266,604	5,353,419

Fair value measurements using:
At 31 March 2021	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD
Recurring fair value
Financial assets at FVTPL	304,053	-	-	304,053
Warrant liability	-	5,197,201	-	5,197,201
Digital assets	348,998	-	-	348,998
USDC	2,034,800	-	-	2,034,800
Non-Recurring fair value measurements
Financial assets at amortized cost (a)	-	-	45,538	45,538
	2,687,851	5,197,201	45,538	7,930,590

SCHEDULE OF VALUATION TECHNIQUES USED TO DETERMINE FAIR VALUES

Investment	Amount as at 31 March 2022 USD	Valuation techniques and key inputs	Significant unobservable inputs	Relationship of unobservable inputs to fair value and sensitivity

Shadow Factory	Nil (2021: Nil)	Review of 12-month financial projections and discussions with management at 31 March 2022 and 2021.	(i): Discount rate; (ii): Revenue growth rate	A slight increase in the discount rate or decrease in revenue growth rate used in isolation would result in a decrease in the fair value
Nynja	Nil (2021: Nil)	Review of 12-month financial projections and discussions with management at 31 March 2022 and 2021.	(i): Discount rate; (ii): Revenue growth rate	A slight increase in the discount rate or decrease in revenue growth rate used in isolation would result in a decrease in the fair value
BP Fund	2,262,599 (2021: Nil)	Based on NAV Report received from the fund administrators, corroborated with no premium/discount made by third party investments	(i): NAV Report from the fund administrators; (ii): Third party investments value premium/discount	A discount or premium placed by third party investors into the BP Fund over the NAV would result in an adjustment in the estimation of fair value
Warrants liability	4,005 (2021: 5,197,201)	Black-Scholes modelling taking into account of: current share price, risk free rates, expected share price volatility based on unobservable inputs, dividend rate, tenure	(i): Historical share price volatility of comparable companies; (ii): Bitcoin volatility	A movement in the volatility of comparable companies and bitcoin in isolation would result in an increase or decrease in the fair value.
Other receivables	Nil (2021: 45,538)	Based on collections	N/A	N/A

SCHEDULE OF RECONCILIATION OF LEVEL 3 FAIR VALUE MEASUREMENTS

	31 March 2022	31 March 2021
	USD	USD
At 1 April	5,242,739	1,377,421
Additions	2,000,000	16,594,388
Repayments	(45,538)	(760,136)
Fair value remeasurement	(4,930,597)	(11,797,187)
Impairment reversal	-	21,071
Repayment by 3rd party	-	(191,645)
Adjustment for foreign exchange	-	(1,173)
At 31 March	2,266,604	5,242,739

SCHEDULE OF FINANCIAL ASSETS AND FINANCIAL LIABILITIES MEASURED AT AMORTIZED COST

The financial assets and financial liabilities in the table below are measured at amortized cost. Management believes the carrying amounts of these financial assets and liabilities measured at amortized cost approximate their Level 3 fair values.

	Notes	At 31 March 2022	At 31 March 2021
		USD	USD
Financial assets
Trade receivables	15.1	71,423	12,604
Other receivables		209,867	259,858
Amounts due from related companies	17.2	43,202	12,296
Amounts due from shareholders	17.4	1	36,963
Total		324,493	321,721

Financial liabilities:
Amount due to an associate	16.2	900,000	900,000
Amounts due to related parties	17.3	7,828	203,460
Amounts due to directors	17.5	-	6,785
Other payables and accruals	27	6,491,477	6,250,102
Convertible loans	30	2,774,692	-
Total		10,173,997	7,360,347